Revenues	6 Months Ended
Dec. 31, 2025
Revenues [Abstract]
Revenues

Note 4 — Revenues

Revenues are recognized when control of the promised services and deliverables are transferred to the Company’s clients in an amount that reflects the consideration to which the Company expects to be entitled to and receive in exchange for services and deliverables rendered.

The following table presents the Company’s revenues disaggregated by service lines for the six months ended December 31, 2025, 2024, and 2023:

	For the six months ended December 31, (Unaudited)
	2024	2025
	SGD	SGD	USD
Software development service	490,977	996,935	775,282
Consulting and technical support services	—	10,000	7,777
Product sales	—	1,160,000	902,092
Total revenues	490,977	2,166,935	1,685,151

The following table presents the Company’s revenues disaggregated by the timing of revenue recognition for the six months ended December 31, 2025 and 2024.

	For the six months ended December 31, (Unaudited)
	2024	2025
	SGD	SGD	USD
Services and deliverables transferred at a point in time	—	1,160,000	902,092
Services and deliverables transferred over time	490,977	1,006,935	783,059
Total revenues	490,977	2,166,935	1,685,151

The Company elected to utilize practical expedients to exclude from this disclosure the remaining performance obligations that have an original expected duration of one year or less.